LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Capital Leases
Amount of leased assets at cost under capital leases	¥ 253,905	¥ 131,318
Accumulated depreciation	¥ 87,655	17,738
Operating Leases
Lease period	2 years
Operating lease expense	¥ 1,029,672	¥ 1,047,405	¥ 823,790
Operating Leases
2019	311,388
2020	290,902
2021	271,840
2022	263,272
2023	183,543
Total minimum lease payments	1,320,945
Capital Leases
2019	53,465
2020	50,294
2021	29,831
2022	10,096
2023	162
Total minimum lease payments	143,848
Less amounts representing interest	5,907
Present value of minimum lease payments	137,941
Less current portion	49,655
Noncurrent portion	¥ 88,286